IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
6300 LAMAR AVENUE
P.O. BOX 29217
SHAWNEE MISSION, KS 66201-9217

February 25, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Ivy Funds Variable Insurance Portfolios
CIK #810016

Dear Sir or Madam:

We are transmitting herewith for filing through EDGAR a Post Effective Amendment No. 1 to the N-14 filed on November 25, 2009 under the Securities Act of 1933 for the above-referenced registrant.

This amendment is made to re-register the shares under 333-163362 and to properly file the Opinion and Consent of Counsel as listed under Part C, Item 16, Exhibit 11 under the same 33 Act number.

If you have any questions or require additional information, please contact me at 913-236-2432. Thank you for your attention to this matter.

Very truly yours,

/s/ Mara Herrington
Mara Herrington
Vice President and Secretary